USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited)

	% of Total Net Assets	Shares	Value
Common Stocks	98.5%
Advertising	2.0%
Omnicom Group, Inc.	2.0%	2,215	166,812
Banks	21.5%
Bank of America Corp.	2.3%	3,985	$194,269
Bank of New York Mellon Corp. (The)	2.0%	1,385	164,302
Citigroup, Inc.	2.5%	1,832	207,767
East West Bancorp, Inc.	3.0%	2,368	252,808
Goldman Sachs Group, Inc. (The)	2.0%	197	166,660
M&T Bank Corp.	2.1%	829	171,371
Regions Financial Corp.	2.0%	6,191	161,709
State Street Corp.	3.6%	2,350	297,416
US Bancorp	2.0%	3,154	164,039
			1,780,341
Beverages	1.1%
Coca-Cola Co. (The)	1.1%	1,175	89,359
Biotechnology	2.5%
Gilead Sciences, Inc.	2.5%	1,464	204,038
Chemicals	4.3%
Eastman Chemical Co.	2.2%	2,395	182,786
Nutrien Ltd.	2.1%	2,341	176,652
			359,438
Diversified Financial Services	2.7%
CME Group, Inc.	2.7%	757	223,580
Electric	8.5%
CMS Energy Corp.	1.5%	1,617	125,447
Entergy Corp.	2.4%	1,751	196,742
Exelon Corp.	3.2%	5,402	264,806
OGE Energy Corp.	1.4%	2,520	120,859
			707,854
Food	1.9%
Hormel Foods Corp.	1.9%	6,855	155,266
Hand/Machine Tools	2.4%
Snap-on, Inc.	2.4%	556	201,950
Healthcare-Products	2.9%
Medtronic PLC	2.9%	2,735	236,988
Insurance	3.0%
Old Republic International Corp.	3.0%	6,264	249,934
Media	1.7%
Comcast Corp. – Class A	1.7%	4,968	142,631

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited) (continued)

	% of Total Net Assets	Shares	Value
Common Stocks (continued)
Oil & Gas	10.7%
Canadian Natural Resources Ltd.	3.0%	5,183	$252,568
ConocoPhillips	4.4%	2,778	366,696
Phillips 66	3.3%	1,492	271,812
			891,076
Pharmaceuticals	12.7%
AbbVie, Inc.	4.0%	1,510	328,410
GSK PLC, ADR	4.2%	6,254	345,158
Johnson & Johnson	4.5%	1,546	377,904
			1,051,472
Pipelines	1.5%
TC Energy Corp.	1.5%	2,047	128,142
REITS	8.2%
Equity LifeStyle Properties, Inc.	2.3%	3,122	194,875
Host Hotels & Resorts, Inc.	2.1%	9,247	177,173
Lamar Advertising Co. – Class A	2.8%	1,821	230,648
STAG Industrial, Inc.	1.0%	2,198	79,260
			681,956
Retail	2.4%
Gap, Inc. (The)	2.4%	8,138	196,940
Semiconductors	1.6%
Texas Instruments, Inc.	1.6%	670	130,074
Software	2.3%
Paychex, Inc.	2.3%	2,047	188,570
Telecommunications	4.6%
Cisco Systems, Inc.	2.0%	2,112	163,870
Verizon Communications, Inc.	2.6%	4,317	216,713
			380,583
Total Common Stocks
(Cost $7,311,042)	98.5%		8,167,004
Money Market Funds	1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(a)
(Cost $105,556)	1.3%	105,556	105,556
Total Investments
(Cost $7,416,598)	99.8%		$8,272,560
Other Assets in Excess of Liabilities	0.2%		19,865
Total Net Assets	100.0%		$8,292,425

(a)	Reflects the 7-day yield at March 31, 2026.

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	93.3%
Canada	6.7
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	35.4%
Consumer, Non-cyclical	21.0%
Energy	12.3%
Utilities	8.5%
Communications	8.3%
Basic Materials	4.3%
Technology	3.9%
Industrial	2.4%
Consumer, Cyclical	2.4%
Money Market Funds	1.3%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.